POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED JANUARY 14, 2013 TO THE
PROSPECTUS DATED MARCH 1, 2012 OF:

PowerShares DWA Developed Markets Technical Leaders Portfolio
PowerShares DWA Emerging Markets Technical Leaders Portfolio
PowerShares Emerging Markets Infrastructure Portfolio
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio
PowerShares FTSE RAFI Emerging Markets Portfolio
PowerShares Global Agriculture Portfolio
PowerShares Global Clean Energy Portfolio
PowerShares Global Coal Portfolio
PowerShares Global Gold and Precious Metals Portfolio
PowerShares Global Nuclear Energy Portfolio
PowerShares Global Steel Portfolio
PowerShares Global Water Portfolio
PowerShares Global Wind Energy Portfolio
PowerShares MENA Frontier Countries Portfolio
PowerShares S&P International Developed High Quality Portfolio

Effective immediately, the following changes are made to the prospectus:

•  The following replaces the table included under the section titled "Summary Information—Fund Fees and Expenses" on page 23 of the prospectus for the PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees(1)	0.49%
Other Expenses	0.00%
Total Annual Fund Operating Expenses(1)	0.49%

(1)  Invesco PowerShares Capital Management LLC (the "Adviser") has reduced contractually the Fund's management fee from 0.80% to 0.49%. Management fees and Total Annual Fund Operating Expenses in the table above have been restated to reflect current fees.

•  The following replaces the section titled "Summary Information—Example" on page 23 of the prospectus for the PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods.

The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$50	$157	$274	$616

•  The following replaces the table included under the section titled "Summary Information—Fund Fees and Expenses" on page 30 of the prospectus for the PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees(1)	0.45%
Other Expenses	0.00%
Total Annual Fund Operating Expenses(1)	0.45%

(1)  Invesco PowerShares Capital Management LLC (the "Adviser") has reduced contractually the Fund's management fee from 0.75% to 0.45%. Management fees and Total Annual Fund Operating Expenses in the table above have been restated to reflect current fees.

•  The following replaces the section titled "Summary Information—Example" on page 30 of the prospectus for the PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$46	$144	$252	$567

•  The following replaces the table included under the section titled "Summary Information—Fund Fees and Expenses" on page 36 of the prospectus for the PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees(1)	0.49%
Other Expenses	0.00%
Total Annual Fund Operating Expenses(1)	0.49%

(1)  Invesco PowerShares Capital Management LLC (the "Adviser") has reduced contractually the Fund's management fee from 0.75% to 0.49%. Management fees and Total Annual Fund Operating Expenses in the table above have been restated to reflect current fees.

•  The following replaces the section titled "Summary Information—Example" on page 36 of the prospectus for the PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$50	$157	$274	$616

•  The following replaces the table included under the section titled "Summary Information—Fund Fees and Expenses" on page 42 of the prospectus for the PowerShares FTSE RAFI Emerging Markets Portfolio:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees(1)	0.49%
Other Expenses	0.00%
Total Annual Fund Operating Expenses(1)	0.49%

(1)  Invesco PowerShares Capital Management LLC (the "Adviser") has reduced contractually the Fund's management fee from 0.85% to 0.49%. Management fees and Total Annual Fund Operating Expenses in the table above have been restated to reflect current fees.

•  The following replaces the section titled "Summary Information—Example" on page 42 of the prospectus for the PowerShares FTSE RAFI Emerging Markets Portfolio:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$50	$157	$274	$616

•  The following replaces the table included under the section titled "Summary Information—Fund Fees and Expenses" on page 111 of the prospectus for the PowerShares S&P International Developed High Quality Portfolio:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees(1)	0.45%
Other Expenses	0.00%
Total Annual Fund Operating Expenses(1)	0.45%

(1)  Invesco PowerShares Capital Management LLC (the "Adviser") has reduced contractually the Fund's management fee from 0.75% to 0.45%. Management fees and Total Annual Fund Operating Expenses in the table above have been restated to reflect current fees.

•  The following replaces the section titled "Summary Information—Example" on page 111 of the prospectus for the PowerShares PowerShares S&P International Developed High Quality Portfolio:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$46	$144	$252	$567

•  Beginning on page 146, the sixth paragraph and the unitary management fee chart in the section titled "Management of the Funds—Portfolio Managers" are deleted and replaced with the following:

Each Fund pays the Adviser a unitary management fee equal to a percentage of its average daily net assets set forth in the chart below.

Fund	Unitary Management Fee
PowerShares DWA Developed Markets Technical Leaders Portfolio	0.80%
PowerShares DWA Emerging Markets Technical Leaders Portfolio	0.90%
PowerShares Emerging Markets Infrastructure Portfolio	0.75%
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	0.49%
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	0.45%
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	0.49%
PowerShares FTSE RAFI Emerging Markets Portfolio	0.49%
PowerShares Global Agriculture Portfolio	0.75%
PowerShares Global Clean Energy Portfolio	0.75%
PowerShares Global Coal Portfolio	0.75%
PowerShares Global Gold and Precious Metals Portfolio	0.75%
PowerShares Global Nuclear Energy Portfolio	0.75%
PowerShares Global Steel Portfolio	0.75%
PowerShares Global Water Portfolio	0.75%
PowerShares Global Wind Energy Portfolio	0.75%
PowerShares MENA Frontier Countries Portfolio	0.70%
PowerShares S&P International Developed High Quality Portfolio	0.45%

Please Retain This Supplement For Future Reference.

P-PS-PRO-8 SUP-4 011413

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED JANUARY 14, 2013 TO THE
STATEMENT OF ADDITIONAL INFORMATION
DATED MARCH 1, 2012

Effective immediately, the following change is made to the Statement of Additional Information:

•  On pages 95 and 96, the advisory fee table and corresponding footnotes in the section titled "Management—Investment Advisory Agreement" are deleted and replaced with the following:

Fund	Advisory Fee
PowerShares 1-30 Laddered Treasury Portfolio	0.25%
PowerShares Build America Bond Portfolio	0.28%
PowerShares CEF Income Composite Portfolio	0.50%
PowerShares Chinese Yuan Dim Sum Bond Portfolio	0.45%
PowerShares Convertible Securities Portfolio	0.35%
PowerShares DWA Developed Markets Technical Leaders Portfolio	0.80%
PowerShares DWA Emerging Markets Technical Leaders Portfolio	0.90%
PowerShares Emerging Markets Infrastructure Portfolio	0.75%
PowerShares Emerging Markets Sovereign Debt Portfolio	0.50%
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	0.49%
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	0.45%
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	0.49%
PowerShares FTSE RAFI Emerging Markets Portfolio	0.49%
PowerShares Fundamental High Yield® Corporate Bond Portfolio	0.50%
PowerShares Fundamental Investment Grade Corporate Bond Portfolio	0.22%
PowerShares Global Agriculture Portfolio	0.75%
PowerShares Global Clean Energy Portfolio	0.75%
PowerShares Global Coal Portfolio	0.75%
PowerShares Global Gold and Precious Metals Portfolio	0.75%
PowerShares Global Nuclear Energy Portfolio	0.75%
PowerShares Global Steel Portfolio	0.75%
PowerShares Global Water Portfolio	0.75%
PowerShares Global Wind Energy Portfolio	0.75%
PowerShares Ibbotson Alternative Completion Portfolio	0.25%
PowerShares Insured California Municipal Bond Portfolio	0.28%
PowerShares Insured National Municipal Bond Portfolio	0.28%
PowerShares Insured New York Municipal Bond Portfolio	0.28%
PowerShares International Corporate Bond Portfolio	0.50%
PowerShares KBW Bank Portfolio	0.35	%(1)
PowerShares KBW Capital Markets Portfolio	0.35	%(1)
PowerShares KBW High Dividend Yield Financial Portfolio	0.35%
PowerShares KBW Insurance Portfolio	0.35	%(1)
PowerShares KBW International Financial Portfolio	0.40%
PowerShares KBW Premium Yield Equity REIT Portfolio	0.35%
PowerShares KBW Property & Casualty Insurance Portfolio	0.35%
PowerShares KBW Regional Banking Portfolio	0.35	%(1)
PowerShares MENA Frontier Countries Portfolio	0.70%
PowerShares Preferred Portfolio	0.50%
PowerShares RiverFront Tactical Balanced Growth Portfolio	0.25%
PowerShares RiverFront Tactical Growth & Income Portfolio	0.25%
PowerShares S&P 500® High Beta Portfolio	0.25%
PowerShares S&P 500® Low Volatility Portfolio	0.25%
PowerShares S&P Emerging Markets High Beta Portfolio	0.45	%(2)

Fund	Advisory Fee
PowerShares S&P Emerging Markets Low Volatility Portfolio	0.45	%(2)
PowerShares S&P International Developed High Beta Portfolio	0.35	%(3)
PowerShares S&P International Developed High Quality Portfolio	0.45%
PowerShares S&P International Developed Low Volatility Portfolio	0.35	%(3)
PowerShares S&P SmallCap Consumer Discretionary Portfolio	0.29%
PowerShares S&P SmallCap Consumer Staples Portfolio	0.29%
PowerShares S&P SmallCap Energy Portfolio	0.29%
PowerShares S&P SmallCap Financials Portfolio	0.29%
PowerShares S&P SmallCap Health Care Portfolio	0.29%
PowerShares S&P SmallCap Industrials Portfolio	0.29%
PowerShares S&P SmallCap Information Technology Portfolio	0.29%
PowerShares S&P SmallCap Materials Portfolio	0.29%
PowerShares S&P SmallCap Utilities Portfolio	0.29%
PowerShares Senior Loan Portfolio	0.65%
PowerShares VRDO Tax-Free Weekly Portfolio	0.25%

(1) From November 1, 2011 until February 1, 2012, the Adviser waived 100% of its unitary management fee for the Fund.

(2) The Adviser has agreed to waive 0.16% of its unitary management fee through April 20, 2013, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration.

(3) The Adviser has agreed to waive 0.10% of its unitary management fee through April 20, 2013, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration.

P-PS-SAI SUP-10 011413

Please Retain This Supplement For Future Reference.